Cover	Aug. 31, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	First Midwest Bancorp, Inc.
Entity Central Index Key	0000702325
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39320
Entity Tax Identification Number	36-3161078
Entity Address, Address Line One	8750 West Bryn Mawr Avenue
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631-3655
City Area Code	708
Local Phone Number	831-7483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	FMBI
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	FMBI
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Depositary shares, each representing a 1/40th interest in a share of 7.000% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FMBIP
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/40th interest in a share of 7.000% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FMBIP
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Cover [Abstract]
Title of 12(b) Security	Depositary shares, each representing a 1/40th interest in a share of 7.000% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	FMBIO
Security Exchange Name	NASDAQ
Document Information [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/40th interest in a share of 7.000% Fixed Rate Non-Cumulative Perpetual Preferred Stock, Series C
Trading Symbol	FMBIO
Security Exchange Name	NASDAQ